REVENUE RECOGNITION	9 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

NOTE 8 — REVENUE RECOGNITION

The Company currently generates its revenue from the following main sources:

Revenue from Computing Power Sharing services with Equipment Installation

The Company provides customers with computing power sharing services with equipment installation, which includes a one-time equipment installation and a certain period of time technology service. The Company recognizes revenue from one-time equipment installation at the point in time when the installation is completed and accepted by the customer. The Company recognizes revenue from technology service over time when the service is rendered and accepted by the customer, normally monthly.

Revenue from Computing Power Sharing services without Equipment Installation

The Company also provides customers with computing power sharing services without equipment installation, which includes a one-time platform set up without equipment installation, and a certain period of time technology service. The Company recognizes revenue from one-time platform set up at the point in time when the platform is set up to function and accepted by the customer. The Company recognizes revenue from technology service over time when the service is rendered and accepted by the customer, normally monthly.

Revenue from Air Mobility Drone Solution

The Company provides customers with air mobility drone solution, which includes UAS (Unmanned Aircraft Systems) main equipment, laser scanner, software package, camera system, etc. The solution includes a one-time system set up and a certain period of time technology service. The Company recognizes revenue from one-time system set up at the point in time when the system is set up to function and accepted by the customer. The Company recognizes revenue from technology service over time when the service is rendered and accepted by the customer, normally monthly. Revenue from Air Mobility Drone Solution is included in income from discontinued operations.

Revenue from Project Management

The Company provides customers with project management, which includes project planning and implementation, and providing needed technology human resources, such as construction engineers and software engineers for various projects. The Company recognizes revenue from project management over time when the service is rendered and accepted by the customer, normally monthly. Revenue from Project Management is included in income from discontinued operations.

Revenue from Consulting Service

The Company provided a customer with consulting service related to IPO. The company recognizes revenue from the service over time as the service is rendered.

Disaggregation of Revenue

The Company disaggregates its revenues from contracts by service types, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the nine months and three months ended September 30, 2023 and 2022 is as following (unaudited):

	Nine months ended
	September 30, (unaudited)
	2023	2022
Revenue from sales of Computing Equipment	$-	$499,758
Revenue from Computing Power Sharing services	138,508	1,077,061
Revenue from Project Management for Computing Share	6,153	564,052
Consulting service	350,000	-
Total Revenue	$494,661	$2,140,871

	Three months ended
	September 30, (unaudited)
	2023	2022
Revenue from Computing Power Sharing services	$36,908	$206,753
Total Revenue	$36,908	$206,753

For the nine months ended September 30 in 2023 and 2022 (unaudited), almost all of the revenue generated are attributed to the Company’s operation in Japan.

Revenue from Air Mobility Drone Solution and Project Management are included in income from discontinued operations.

Contract Liability

As of September 30, 2023 (unaudited) and December 31, 2022, the Company recognizes contract liability of $708,810 and $1,104,582 respectively. Contract liability primarily represents the Company’s remaining performance obligations under its service agreement at the end of the period, for which consideration has been received and revenue had not been recognized.